Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets (Table)

	December 31, 2022	December 31, 2021
Insurance and other claims	$15,008	$6,265
Advances to suppliers and other assets	6,946	7,963
Prepaid insurances	2,969	2,657
Other (1)	8,842	8,339
Total	$33,765	$25,224

(1)	Includes mainly current portion of the straight-line basis of revenue recognition.